Schedule of unvested restricted stock (Details) - $ / shares	6 Months Ended	11 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2023	Dec. 31, 2024
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares Unvested beginning balance
Number of shares Unvested ending balance	4,250,000
Restricted Stock Units (RSUs) [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares Unvested beginning balance	3,250,000		4,750,000
Weighted average grant date fair value unvested, beginning balance	$ 0.00001		$ 0.0001
Number of shares, Granted	2,000,000	6,000,000
Weighted average grant date fair value, granted	$ 0.62000	$ 0.0001	$ 0.0001
Number of shares, Vested	(1,000,000)	(1,250,000)	(1,500,000)
Weighted average grant date fair value,vested	$ 0.15501	$ 0.0001	$ 0.0001
Number of shares Unvested ending balance	4,250,000	4,750,000	3,250,000
Weighted average grant date fair value unvested, ending balance	$ 0.29177	$ 0.0001	$ 0.00001